NOTES PAYABLE RELATED PARTIES (Details) - USD ($)	Nov. 30, 2024	May 31, 2024
Related Party Transaction [Line Items]
Total Notes Payable	$ 2,083,815	$ 2,082,315
Less: Current Portion	(2,083,815)	(2,082,315)
Long-Term Notes Payable	0	0
Company Law Firm [Member]
Related Party Transaction [Line Items]
Total Notes Payable	2,073	2,073
OZ Corporation [Member]
Related Party Transaction [Line Items]
Total Notes Payable	69,250	69,250
Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Total Notes Payable	12,492	10,992
Wife Of Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Total Notes Payable	$ 2,000,000	$ 2,000,000